Document and Entity Information	9 Months Ended
Apr. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	ARISTOCRAT GROUP CORP.
Entity Central Index Key	0001527027
Entity Filer Category	Smaller Reporting Company